Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	GEX MANAGEMENT INC.
Entity Central Index Key	0001681556
Entity Tax Identification Number	56-2428818
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3662 W Camp Wisdom Rd
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75237
City Area Code	(877)
Local Phone Number	210-4396
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GXXM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false